Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 21, 2019
Registrant Name	MORGAN STANLEY US GOVERNMENT SECURITIES TRUST
Central Index Key	0000730044
Amendment Flag	false
Document Creation Date	Jun. 21, 2019
Document Effective Date	Jun. 21, 2019
Prospectus Date	Apr. 30, 2019
Morgan Stanley US Government Securities Trust | A
Prospectus:
Trading Symbol	USGAX
Morgan Stanley US Government Securities Trust | B
Prospectus:
Trading Symbol	USGBX
Morgan Stanley US Government Securities Trust | L
Prospectus:
Trading Symbol	USGCX
Morgan Stanley US Government Securities Trust | I
Prospectus:
Trading Symbol	USGDX
Morgan Stanley US Government Securities Trust | Class C
Prospectus:
Trading Symbol	MSGVX